SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, net and Income Taxes (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Unrecognized tax benefits	$ 0
Unrecognized tax interest and penalties	$ 0
Computer software, intangible asset
Financial Instruments Owned and Pledged as Collateral [Line Items]
Estimated useful life of intangible assets	10 years